Segment Information - Income, Capital Expenditure and Acquisitions of Rights of Use of VMO2 (Details) € in Millions, £ in Millions		7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 EUR (€)
Disclosure of joint ventures [line items]
Revenues			€ 41,315	€ 40,652		€ 39,993
Other operating income and expenses			625	428		478
Impairment losses in goodwill			(866)	(58)		0
Depreciation and amortization			(8,799)	(8,797)		(8,796)
OPERATING INCOME			2,395	2,593		4,056
Share of income of investments accounted for by the equity method			(35)	(17)		(13)
Finance income			980	1,099		1,803
Financial expenses			(2,998)	(3,014)		(3,030)
Foreign currency transaction losses, net			113	124
Net financial result			(1,789)	(1,904)		(1,313)
PROFIT (LOSS) BEFORE TAX			557	(1,473)		2,960
Corporate income tax			(348)	899		(641)
PROFIT (LOSS) FOR THE YEAR			209	(574)		2,319
Attributable to non-controlling interests			258	318		308
Attributable to equity holders of the parent			(49)	(892)		2,011
Share of (loss) income of investments accounted for by the equity method			(14)	(2,145)		230
Acquisitions of rights of use			2,142	2,391
VMO2
Disclosure of joint ventures [line items]
Revenues		€ 12,155	12,616	12,547		12,155
Other operating income and expenses		(7,754)	(8,149)	(8,116)
Impairment losses in goodwill		0	0	(3,572)	£ (3,107)	0
Operating results before depreciation and amortization		4,401	4,467	859
Depreciation and amortization		(4,170)	(3,371)	(3,685)		(4,170)
OPERATING INCOME		231	1,096	(2,826)		231
Share of income of investments accounted for by the equity method		1	4	2		1
Finance income		24	51	55		24
Financial expenses		(1,020)	(1,578)	(1,436)		(1,020)
Realised and unrealised gains on derivative instruments, net		2,567	463	(924)		2,567
Foreign currency transaction losses, net		(1,296)	(34)	677		(1,296)
Net financial result		275	(1,098)	(1,628)		275
PROFIT (LOSS) BEFORE TAX		507	2	(4,452)		507
Corporate income tax		(15)	(22)	265		(15)
PROFIT (LOSS) FOR THE YEAR		492	(20)	(4,187)		492
Attributable to non-controlling interests		0	(19)	0		0
Attributable to equity holders of the parent		492	(39)	(4,187)		492
50% attributable to Telefónica Group		246	(20)	(2,094)		246
Share-based compensation		14	1	8		14
Sale of minority stake in Cornerstone		0	112	76		0
Other adjustments		32	(5)	(20)		32
Share of (loss) income of investments accounted for by the equity method		292	89	(2,030)		€ 292
CapEx		2,707	2,580	2,408
Acquisitions of rights of use		€ 118	€ 539	€ 135
Result for the period of joint venture (in percent)			100.00%
Proportion of ownership interest in joint venture	50.00%	50.00%	50.00%